Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Accounts receivable	$ 149,593	$ 98,177
Less: allowance for credit losses	51,962	51,962	0
Accounts receivable - net	$ 97,631	46,215
Less: allowance for credit losses		$ 51,962